COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.         COMMITMENTS AND CONTINGENCIES

Legal proceeding

In July, 2022, Origin Biotechnology entered into a supply agreement with Henan Yingdafeng Agricultural Development Limited (“Yingdafeng”) to supply 100,000 tonnes corn bulk commodities. Due to the impact of Covid-19 and quarantine policies in Xinjiang province, the products were not delivered as scheduled. Yingdafeng filed lawsuit and the local court in Neixiang County issued first legal judgement on August 16, 2023 that requires Origin to pay a total of RMB22 million to Yingdafeng.

After Origin appealed the decision from the local court in Neixiang County, the Intermediate People's Court of Nanyang City (a higher-level court over Neixiang County People’s Court) decided on December 14, 2023 to revoke the judgement of Neixiang Contry People’s Court. The case is now sent back to the People's Court of Neixiang County, Henan Province for retrial.